ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Liabilities
Trade payables	$ 306,737	$ 170,940
Accrued liabilities	104,091	33,821
Accounts payable and accrued liabilities	$ 410,828	$ 204,761